OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER RESERVES
Balance at the beginning of the year	$ 20,832,900	$ 19,422,915
Net change in cash flow hedge reserve	1,176	1,176
Balance at the end of the year	24,742,464	20,832,900
Other reserves
OTHER RESERVES
Balance at the beginning of the year	(41,147)	(98,955)
Net change in cash flow hedge reserve	1,176	1,176
Transfer of net gain on disposal of equity securities to retained earnings, net of tax	(227,199)	(312)
Net change in fair value of equity securities	679,091	56,944
Balance at the end of the year	411,921	(41,147)
Equity securities reserve
OTHER RESERVES
Balance at the beginning of the year	(35,011)	(91,643)
Transfer of net gain on disposal of equity securities to retained earnings, net of tax	(227,199)	(312)
Net change in fair value of equity securities	679,091	56,944
Balance at the end of the year	416,881	(35,011)
Cash flow hedge reserve
OTHER RESERVES
Balance at the beginning of the year	(6,136)	(7,312)
Net change in cash flow hedge reserve	1,176	1,176
Balance at the end of the year	$ (4,960)	$ (6,136)